Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Acquisitions [Abstract]
Schedule of estimated fair values of identifiable assets acquired and liabilities assumed
Cash	$10,889
Accounts receivable	91,810
Other current assets	77,095
Property and equipment	31,967
Goodwill	7,954,260
Intangible assets (See Note 4)	5,245,400
Assets acquired	13,411,421

Accounts payable	165,650
Accrued liabilities	964,463
Customer deposits	286,948
Deferred taxes	1,797,476
Liabilities assumed	3,214,537

Net assets acquired	$10,196,884

Cash	$109,710
Accounts receivable	494,591
Inventories	2,566,117
Other current assets	370,905
Property and equipment	227,840
Goodwill	15,479,662
Intangible assets	8,604,567
Assets acquired	27,853,392

Accounts payable	507,857
Accrued liabilities	208,747
Liabilities assumed	716,604

Net assets acquired	$27,136,788

Summary of proforma of financial position or results of operations
	Nine Months Ended	Three Months Ended	Nine Months Ended	Three Months Ended
	September 30, 2017		September 30, 2016
	(unaudited)		(unaudited)
Pro forma:
Net Sales	$18,961,528	$4,530,088	$11,490,257	$4,014,154
Net Loss applicable to Common Stockholders	$(7,862,415)	$(4,101,606)	$(16,898,135)	$(4,614,264)
Net Loss Per Share - Basic and Diluted applicable to Common Stockholders	$(0.71)	$(0.28)	$(2.09)	$(0.53)

	Twelve months ended
	December 31,
	2016	2015
	(unaudited)
Pro forma:
Net Sales	$15,673,801	$11,702,194
Net Loss applicable to Common Stockholders	$(13,671,124)	$(16,394,632)
Net Loss Per Share - Basic and Diluted applicable to Common Stockholders	$(2.22)	$(6.05)